Goodwill And Other Intangible Assets (Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 100,655	$ 99,530
Licenses [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	82,474	81,147
Orbital Slots [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	11,702	11,946
Trade Name [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 6,479	$ 6,437